Apr. 30, 2018
ADVANCED SERIES TRUST
AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated February 4, 2019 to the
Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) relating to the AST Goldman Sachs Mid-Cap Growth Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus and SAI.

New Subadvisory Arrangements, Investment Strategy Change, Name Change and Benchmark Change

The Board of Trustees of the Trust has approved: (i) replacing Goldman Sachs Asset Management, L.P. (“GSAM”) as the subadviser to the Portfolio with Victory Capital Management Inc. and Massachusetts Financial Services Company; (ii) revising the investment strategy of the Portfolio; (iii) changing the name of the Portfolio to the AST Mid-Cap Growth Portfolio; and (iv) changing the Portfolio’s primary benchmark. These changes are expected to become effective on April 29, 2019.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective April 29, 2019:

I.	All references to the Portfolio are hereby changed to AST Mid-Cap Growth Portfolio.

II.
The description of the Portfolio’s Principal Investment Strategies in the “SUMMARY: AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by medium capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of mid-capitalization companies. For purposes of the Portfolio, mid- capitalization companies are generally those that have market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap Growth Index (“Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of November 30, 2018, the range of the market capitalizations of the issuers in the Index was between $1.92 billion and $37.51 billion.

III.
The description of the Portfolio’s Past Performance in the “SUMMARY: AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby revised by adding the following information under the third paragraph:

Note: The AST Mid-Cap Growth Portfolio, formerly the AST Goldman Sachs Mid-Cap Growth Portfolio, changed subadvisers, changed its primary benchmark and changed certain of its investment strategies, effective April 29, 2019. The annual returns prior to April 29, 2019 for the Portfolio reflect the investment performance, investment operations, investment policies and investment strategies of the former subadviser, and do not represent the actual or predicted performance of the Portfolio or its current subadviser.

The Portfolio no longer compares its performance to the S&P MidCap 400 Index because the Manager believes that the Russell Midcap Growth Index provides a more appropriate basis for performance comparisons.